[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08346
MORGAN STANLEY EASTERN EUROPE FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (100.0%)
(Unless Otherwise Noted)
Austria (2.5%)
Commercial Banks
Raiffeisen International Bank Holding AG		29,614	$4,169
Czech Republic (7.4%)
Electric Utilities
CEZ AS		106,314	4,771
Media
Central European Media Enterprises Ltd. ‘A’	(a)	59,000	5,222
Pharmaceuticals
Zentiva N.V.		36,156	2,489
			12,482
Hungary (2.0%)
Specialty Retail
Fotex plc	(a)	794,549	3,469
Kazakhstan (2.0%)
Commercial Banks
Halyk Savings Bank Kazakhstan GDR	(a)(b)	140,289	3,367
Poland (18.4%)
Commercial Banks
Bank Handlowy w Warszawie S.A.		79,893	2,669
Bank Millennium S.A.		1,424,336	5,506
Bank Pekao S.A.		72,430	6,443
Powszechna Kasa Oszczednosci Bank Polski S.A.		83,259	1,387
			16,005
Construction & Engineering
Budimex S.A.	(a)	37,123	1,302
PBG S.A.	(a)	12,622	1,591
Polimex Mostostal S.A.		3,230	241
			3,134
Hotels, Restaurants & Leisure
AmRest Holdings NV	(a)	132,644	4,262
Media
Multimedia Polska S.A.	(a)	511,354	2,314
TVN S.A.	(a)	529,052	4,810
			7,124
Textiles & Apparel
Vistula & Wolczanka S.A.	(a)	6,955	323
			30,848
Russia (66.8%)
Beverages
Efes Breweries International N.V. GDR	(a)	51,264	1,366
Commercial Banks
Sberbank RF		3,800	13,528
Vozrozhdeniye Bank		66,900	3,847
			17,375
Electric Utilities
Unified Energy System GDR		109,715	14,949
Electrical Equipment
Siloviye Mashiny	(a)	22,921,100	4,034
Energy Equipment & Services
TMK OAO GDR	(a)(b)	153,428	5,155
Food & Staples Retailing

Magnit OAO	(a)	100,000	4,337
Food Products
Lebedyansky JSC		41,400	3,275
Wimm-Bill-Dann Foods OJSC ADR		119,065	9,508
			12,783
Integrated Oil & Gas
LUKOIL ADR		103,285	8,934
Media
CTC Media, Inc.	(a)	256,100	6,577
Metals & Mining
Evraz Group S.A. GDR		132,924	4,214
Mechel ADR		49,856	1,658
MMC Norilsk Nickel ADR		47,077	8,944
			14,816
Oil, Gas & Consumable Fuels
NovaTek OAO GDR		131,409	7,595
OAO Gazprom (Registered) ADR		302,000	12,639
Surgutneftegaz OJSC ADR		25,723	1,626
			21,860
			112,186
Slovenia (0.9%)
Pharmaceuticals
Krka, d.d. Novo mesto		1,341	1,494
TOTAL COMMON STOCKS
(Cost $109,051)			168,015

			Face
			Amount
			(000)
SHORT-TERM INVESTMENT (0.1%)
United States (0.1%)
Repurchase Agreement (0.1%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07
repurchase price $173 (Cost $173)	$	(c)	173	173
TOTAL INVESTMENTS (100.1%)
(Cost $109,224)				168,188
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)				(231)
NET ASSETS (100%)				$167,957

(a)	Non-income producing security.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $109,224,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $58,964,000 of which $59,854,000 related to appreciated securities and $890,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	73	$73	4/4/07	PLN	211	$73	$ @—
PLN	1,046	361	4/2/07	USD	359	359	(2)
PLN	96	33	4/3/07	USD	33	33	@—
		$467				$465	$(2)

PLN	— Polish New Zloty
USD	— United States Dollar
@	— Value is less than $500.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Eastern Europe Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07